SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT INFORMATION
Summary of Company's revenues and gross profit and income from operations generated from each segment

	Years Ended December 31, 2023
			Elimination
			and
		Recurrent	unallocated
	CSI Solar	Energy	items (1)	Total
	$	$	$	$
Net revenues	7,230,550	497,653	(114,577)	7,613,626
Cost of revenues	6,121,332	292,926	(80,615)	6,333,643
Gross profit	1,109,218	204,727	(33,962)	1,279,983
Income from operations (2)	456,083	96,621	(99,384)	453,320

	Years Ended December 31, 2022
			Elimination
			and
		Recurrent	unallocated
	CSI Solar	Energy	items (1)	Total
	$	$	$	$
Net revenues	6,975,612	821,525	(328,527)	7,468,610
Cost of revenues	5,824,855	660,161	(279,542)	6,205,474
Gross profit	1,150,757	161,364	(48,985)	1,263,136
Income from operations (2)	343,798	80,364	(68,101)	356,061

	Years Ended December 31, 2021
			Elimination
			and
		Recurrent	unallocated
	CSI Solar	Energy	items (1)	Total
	$	$	$	$
Net revenues	4,371,603	1,124,083	(218,517)	5,277,169
Cost of revenues	3,689,126	930,099	(251,368)	4,367,857
Gross profit	682,477	193,984	32,851	909,312
Income from operations (2)	74,132	97,179	19,070	190,381
(1)	Includes inter-segment elimination, and unallocated corporate costs not considered part of management’s evaluation of reportable segment operating performance.
(2)	Income from operations reflects management’s allocation and estimate as some services are shared by the Company’s two reportable segments.

Summary of the Company's net revenues generated from different geographic locations

	Years Ended December 31,
	2021	2022	2023
	$	$	$
The Americas:
—United States	1,590,573	1,963,956	1,485,919
—Brazil	442,603	623,331	846,387
—Canada	30,792	49,148	52,525
—Mexico	139,611	31,912	50,884
—Puerto Rico	11,344	22,353	37,922
—Chile	18,461	37,370	29,663
—Others	46,210	65,581	112,845
	2,279,594	2,793,651	2,616,145
Asia:
—PRC	1,207,003	1,904,862	2,151,243
—Japan	509,233	325,344	597,188
—India	142,300	197,772	91,020
—Pakistan	48,838	73,531	78,203
—Philippines	6,660	26,578	40,612
—Hong Kong	9,979	46,254	32,707
—United Arab Emirates	6,168	15,974	22,915
—Taiwan	7,702	67,411	19,369
—Vietnam	19,956	9,078	16,208
—Thailand	59,451	9,941	10,217
—Others	121,780	63,034	65,814
	2,139,070	2,739,779	3,125,496
Europe and other regions:
—Spain	100,658	434,841	445,321
—Germany	231,995	322,189	291,385
—South Africa	90,761	118,458	218,596
—United Kingdom	7,749	106,662	144,994
—Norway	157	30,231	139,769
—Australia	165,772	393,959	128,247
—Netherlands	104,715	136,375	81,820
—Italy	6,531	14,465	79,041
—Czech	34,604	79,414	62,079
—Ireland	7,844	63,740	41,611
—Romania	3,699	31,804	24,491
—France	25,980	31,147	22,341
—Others	78,040	171,895	192,290
	858,505	1,935,180	1,871,985
Total net revenues	5,277,169	7,468,610	7,613,626

Schedule of long-lived assets, including property, plant and equipment, non-current project assets, solar power systems, prepaid land use rights and intangible assets by geographic region

	At December 31,	At December 31,
	2022	2023
	$	$
PRC	1,668,177	2,398,130
Thailand	276,497	691,467
United States	5,545	528,538
Brazil	242,761	409,211
EU	27,182	99,738
Argentina	66,017	63,526
Colombia	—	61,847
Japan	14,440	13,164
Canada	6,200	11,401
Others	5,770	19,667
Total long-lived assets	2,312,589	4,296,689

Summary of the Company's revenues generated from each product or service

	Years Ended December 31,
	2021	2022	2023
	$	$	$
CSI Solar:
Solar modules	3,328,301	5,534,379	5,941,345
Solar system kits	302,133	538,157	679,350
Battery energy storage solutions	222,655	440,716	245,173
EPC and others	299,997	133,833	250,105
Recurrent Energy:
Solar power and battery energy storage asset sales	1,064,178	761,677	399,098
Power services (O&M) and asset management	35,334	33,776	52,379
Electricity revenue from operating portfolio and others	24,571	26,072	46,176
Total net revenues	5,277,169	7,468,610	7,613,626